Bank Loans (Details)	6 Months Ended
	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 SGD ($)
Bank Loans [Line Items]
Interest expenses	$ 69,851	$ 54,439	$ 62,362
Minimum [Member]
Bank Loans [Line Items]
Effective interest rate	1.50%	1.50%	1.50%
Maximum [Member]
Bank Loans [Line Items]
Effective interest rate	5.00%	5.00%	4.44%